Investment income/(loss) (Tables)	12 Months Ended
Dec. 31, 2025
Investment income [abstract]
Summary of Investment Income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest income
Financial assets at amortized cost	124,583	77,729	12,568
Financial assets at fair value through other comprehensive income	—	47,037	108,057

	124,583	124,766	120,625

Realized gains
Financial assets at fair value through profit or loss	480,396	412,563	663,053

Net change in unrealized gains/(loss)
Financial assets at fair value through profit or loss	(525,003)	(1,583,149)	871,086

	79,976	(1,045,820)	1,654,764